CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 47,748	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	8,767	6,490
Federal funds sold	34,644	67,535
Securities:
- Available for sale, at fair value	102,774	114,258
- Held-to-maturity	175,850	167,225
Loans - net	1,441,455	1,276,426
Premises and equipment - net	15,119	16,101
Accrued interest receivable	6,596	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,733	2,656
Goodwill	15,570	15,570
Intangible assets	6,233	7,737
Prepaid FDIC Assessment	2,824	3,905
Other assets	26,715	23,519
Total Assets	1,887,028	1,760,764
Deposits:
Demand Non-interest bearing	283,547	227,284
Demand-interest bearing	196,478	175,409
Savings and money market	812,485	745,713
Time	370,353	398,204
Total deposits	1,662,863	1,546,610
Borrowings	4,296	6,836
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	23,959	20,533
Total Liabilities	1,742,665	1,625,526
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	9,974	8,834
Retained earnings	129,502	120,675
Treasury stock	(4,046)	(4,912)
Accumulated other comprehensive income, net	(2,937)	(1,455)
Total Canandaigua National Corporation Stockholder's Equity	142,225	132,874
Noncontrolling Interest	2,138	2,364
Total Equity	144,363	135,238
Total Liabilities and Stockholders' Equity	$ 1,887,028	$ 1,760,764